SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Shares acquired under terms of option agreements	$ 1,008	$ 1,018
Transfer of share-based payments reserve upon exercise of RSUs	3,165	572
Equipment acquired under finance leases and equipment loans	3,915	887
Non-cash investing and financing activities	$ 8,088	$ 2,477